Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Entity Central Index Key	0001406234
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE PARTNERS L.P.
Brookfield Asset Management, economic interest in Brookfield Infrastructure	28.50%